SHARE CAPITAL (Details 1)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Outstanding - beginning of year | shares	1,173,320	1,213,320
Outstanding - beginning of year (in CAD per share) | $ / shares	$ 2.70	$ 2.25
Issued | shares	684,999	433,333
Granted (in CAD per share) | $ / shares	$ 6.71	$ 3.15
Forfeited | shares		(298,333)
Forfeited (in USD per share) | $ / shares		$ 2.01
Exercised | shares	(256,662)	(175,000)
Exercised (in CAD per share) | $ / shares	$ 2.06	$ 2.22
Outstanding - end of year | shares	1,601,657	1,173,320
Outstanding - end of year (in CAD per share) | $ / shares	$ 4.52	$ 2.70